Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit (loss) for the year	$ 129	[1]	$ 542	[2]	$ (385)	[2]
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	19		(51)		(19)
Change in value of cash flow hedges, net of tax effects	9		17		(1)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	(2)		1		(2)
Total comprehensive income (loss) for the period	155		509		(407)
Attributable to:
Owners of the Company	204		566		(360)
Non-controlling interests	(49)		(57)		(48)
Total comprehensive income (loss) for the period arises from:
Continuing operations	42		536		(345)
Discontinued operations	$ 113		$ (27)		$ (62)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)